Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36671
Entity Registrant Name	Atento S.A.
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	1, rue Hildegard Von Bingen
Entity Address, Postal Zip Code	L-1282
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Title of 12(g) Security	Ordinary Shares with no nominal value
Entity Common Stock, Shares Outstanding	15,451,667
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Central Index Key	0001606457
Current Fiscal Year End Date	--12-31
Auditor [Line Items]
Auditor Name	DELOITTE TOUCHE TOHMATSU	ERNST & YOUNG
Auditor Location	São Paulo, Brazil	São Paulo, Brazil
Auditor Firm ID	1045	1448
Ordinary Shares No Par Value [Member]
Document Information [Line Items]
Title of 12(g) Security	Ordinary Shares, no par value
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	lvaro Badiola Guerra
Entity Address, Address Line One	Rua Paul Valery, 255, 4º andar, Chácara Santo Antonio
Entity Address, Postal Zip Code	04719-050
Entity Address, City or Town	São Paulo
Entity Address, Country	BR
City Area Code	11
Local Phone Number	3779-0881
Contact Personnel Email Address	investor.relations@atento.com